Capital Management - Summary of Breakdown of Capital Reserves and Movements in Reserves (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Exercise of options	1,136,375	15,685,000